Income Taxes (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Line Items]
Effective income tax rate	(0.90%)	0.50%
Income tax expense	$ 494,247	$ 142,856
Statutory tax rate percentage		25.00%
UK
Income Tax Disclosure [Line Items]
Statutory tax rate percentage	25.00%